Note 23 - Financial instruments - Schedule of Market Risk (Details) - Currency risk [member] - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Foreign currency exposure	$ 1	$ (6)	$ (60)
Financial Liabilities, accounts payable [member]
Statement Line Items [Line Items]
Foreign currency exposure	0	(7)	(61)
US bank accounts [member]
Statement Line Items [Line Items]
Foreign currency exposure	$ 1	$ 1	$ 1